ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2016
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Schedule of Limited Partners' Capital Account by Class [Table Text Block]
The BACs issued and outstanding in each series as of March 31, 2016 and 2015 are as follows:

	Issued		Outstanding
	2016	2015	2016	2015

Series 20	3,866,700	3,866,700	3,843,500	3,857,700
Series 21	1,892,700	1,892,700	1,881,000	1,888,200
Series 22	2,564,400	2,564,400	2,559,800	2,560,800
Series 23	3,336,727	3,336,727	3,323,327	3,333,227
Series 24	2,169,878	2,169,878	2,158,878	2,162,378
Series 25	3,026,109	3,026,109	3,020,309	3,024,509
Series 26	3,995,900	3,995,900	3,983,600	3,990,700
Series 27	2,460,700	2,460,700	2,453,500	2,459,700
Series 28	4,000,738	4,000,738	3,994,238	3,998,738
Series 29	3,991,800	3,991,800	3,980,400	3,989,500
Series 30	2,651,000	2,651,000	2,636,000	2,643,000
Series 31	4,417,857	4,417,857	4,396,557	4,409,757
Series 32	4,754,198	4,754,198	4,740,698	4,748,198
Series 33	2,636,533	2,636,533	2,628,033	2,635,533
Series 34	3,529,319	3,529,319	3,523,019	3,523,219
Series 35	3,300,463	3,300,463	3,293,763	3,295,763
Series 36	2,106,838	2,106,838	2,098,204	2,102,504
Series 37	2,512,500	2,512,500	2,507,500	2,512,500
Series 38	2,543,100	2,543,100	2,540,100	2,543,100
Series 39	2,292,151	2,292,151	2,290,151	2,291,151
Series 40	2,630,256	2,630,256	2,623,756	2,628,756
Series 41	2,891,626	2,891,626	2,891,626	2,891,626
Series 42	2,744,262	2,744,262	2,736,262	2,744,262
Series 43	3,637,987	3,637,987	3,637,987	3,637,987
Series 44	2,701,973	2,701,973	2,699,973	2,701,973
Series 45	4,014,367	4,014,367	4,014,367	4,014,367
Series 46	2,980,998	2,980,998	2,971,998	2,979,998

	83,651,080	83,651,080	83,428,546	83,569,146

Schedule Of Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator and Denominator In Earnings Per Share [Table Text Block]
The weighted average number of units in each series at March 31, 2016 and 2015 are as follows:

	2016	2015

Series 20	3,854,150	3,862,950
Series 21	1,886,400	1,888,200
Series 22	2,560,550	2,561,250
Series 23	3,330,752	3,335,477
Series 24	2,161,503	2,167,253
Series 25	3,023,459	3,025,334
Series 26	3,988,925	3,994,075
Series 27	2,458,150	2,460,450
Series 28	3,997,613	3,999,488
Series 29	3,987,225	3,990,850
Series 30	2,641,250	2,649,000
Series 31	4,406,457	4,414,257
Series 32	4,746,323	4,750,448
Series 33	2,633,658	2,635,533
Series 34	3,523,169	3,527,044
Series 35	3,295,263	3,298,013
Series 36	2,101,429	2,104,004
Series 37	2,511,250	2,512,500
Series 38	2,542,350	2,543,100
Series 39	2,290,901	2,291,901
Series 40	2,627,506	2,629,881
Series 41	2,891,626	2,891,626
Series 42	2,742,262	2,744,262
Series 43	3,637,987	3,637,987
Series 44	2,701,473	2,701,973
Series 45	4,014,367	4,014,367
Series 46	2,977,998	2,980,748

	83,533,996	83,611,971